GREAT-WEST FUNDS, INC.

(“Great-West Funds”)

Great-West Putnam High Yield Bond Fund

(the “Fund”)

Initial Class and Class L Shares

Supplement dated May 6, 2013 to the Prospectus and Summary Prospectus for Great-West Putnam High Yield Bond Fund, each dated May 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective July 8, 2013, the Board of Directors of Great-West Funds, Inc. approved an amendment to the Fund’s investment policies to include bank loans in the Fund’s 80% investment policy. Effective July 8, 2013, the following changes are made to the Prospectus:

The “Principal Investment Strategies” on page 2 of the Summary Prospectus and pages 1-2 of the Prospectus are modified by deleting the disclosure and replacing it with the following:

“Principal Investment Strategies

The following is a summary of the principal investment strategies of the Fund:

The Fund will, under normal circumstances, invest a minimum of 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield-high risk (i.e., “junk” or rated below investment grade) corporate fixed income securities (fixed or floating rate securities), which may include zero-coupon bonds, convertible securities, preferred stock, bank loans (term and revolving loans), pay-in-kind bonds as well as “toggle bonds” (issuer’s option to pay in kind) and Rule 144A fixed income securities that are subject to resale restrictions. Up to 20% of the total assets of the Fund may be invested in non-corporate fixed income securities and equity securities, including convertible preferred stock, common stock, and warrants.

High yield bonds are fixed income securities that are rated below investment grade (for example, rated below BBB by Standard & Poor’s or below Baa by Moody’s Investors Service) or have an equivalent rating by a nationally recognized statistical rating organization. Fixed income securities that are not rated by a nationally recognized statistical rating organization may also be high yield bonds. No more than 35% of the Fund’s total assets may be invested in securities rated below B3/B- by all nationally recognized rating agencies (currently Moody’s Investor Services, Standard & Poor’s, and Fitch Ratings) who rate such securities, or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Fund may invest in foreign securities, make forward commitments and may lend Fund securities. The Fund may invest up to 20% of its total assets in securities not denominated in U.S. dollars. The Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; credit default swaps and credit default swap indices; and interest rate or currency swaps. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

The Fund may invest up to 15% of its net assets in illiquid investments, which may be considered speculative and which may be difficult to sell. The sale of many of these investments is limited by law.”